Fair Value Measurements - Table 3 (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Oct. 26, 2010	Dec. 31, 2011 Carrying Amount [Member]	Dec. 31, 2010 Carrying Amount [Member]	Dec. 31, 2011 Estimated Fair Value [Member]	Dec. 31, 2010 Estimated Fair Value [Member]	Dec. 31, 2011 Revolving Credit Facility [Member] Carrying Amount [Member]	Dec. 31, 2010 Revolving Credit Facility [Member] Carrying Amount [Member]	Dec. 31, 2011 Revolving Credit Facility [Member] Estimated Fair Value [Member]	Dec. 31, 2010 Revolving Credit Facility [Member] Estimated Fair Value [Member]	Dec. 31, 2011 Term Loan Facility [Member] Carrying Amount [Member]	Dec. 31, 2010 Term Loan Facility [Member] Carrying Amount [Member]	Dec. 31, 2011 Term Loan Facility [Member] Estimated Fair Value [Member]	Dec. 31, 2010 Term Loan Facility [Member] Estimated Fair Value [Member]	Dec. 31, 2011 10.75% Senior Notes Due 2016 [Member]	Sep. 01, 2011 10.75% Senior Notes Due 2016 [Member]	Dec. 31, 2010 10.75% Senior Notes Due 2016 [Member]	Dec. 31, 2011 10.75% Senior Notes Due 2016 [Member] Carrying Amount [Member]	Dec. 31, 2010 10.75% Senior Notes Due 2016 [Member] Carrying Amount [Member]	Dec. 31, 2011 10.75% Senior Notes Due 2016 [Member] Estimated Fair Value [Member]	Dec. 31, 2010 10.75% Senior Notes Due 2016 [Member] Estimated Fair Value [Member]	Dec. 31, 2011 7.25% Senior Notes Due 2018 [Member]	Dec. 31, 2010 7.25% Senior Notes Due 2018 [Member]	Dec. 31, 2011 7.25% Senior Notes Due 2018 [Member] Carrying Amount [Member]	Dec. 31, 2010 7.25% Senior Notes Due 2018 [Member] Carrying Amount [Member]	Dec. 31, 2011 7.25% Senior Notes Due 2018 [Member] Estimated Fair Value [Member]	Dec. 31, 2010 7.25% Senior Notes Due 2018 [Member] Estimated Fair Value [Member]	Dec. 31, 2011 8.125% Senior Notes Due 2020 [Member]	Dec. 31, 2010 8.125% Senior Notes Due 2020 [Member]	Dec. 31, 2011 8.125% Senior Notes Due 2020 [Member] Carrying Amount [Member]	Dec. 31, 2010 8.125% Senior Notes Due 2020 [Member] Carrying Amount [Member]	Dec. 31, 2011 8.125% Senior Notes Due 2020 [Member] Estimated Fair Value [Member]	Dec. 31, 2010 8.125% Senior Notes Due 2020 [Member] Estimated Fair Value [Member]	Dec. 31, 2011 7.75% Senior Notes Due 2022 [Member]	Dec. 31, 2010 7.75% Senior Notes Due 2022 [Member]	Dec. 31, 2011 7.75% Senior Notes Due 2022 [Member] Carrying Amount [Member]	Dec. 31, 2010 7.75% Senior Notes Due 2022 [Member] Carrying Amount [Member]	Dec. 31, 2011 7.75% Senior Notes Due 2022 [Member] Estimated Fair Value [Member]	Dec. 31, 2010 7.75% Senior Notes Due 2022 [Member] Estimated Fair Value [Member]	Dec. 31, 2011 Other Bonds Payable [Member] Carrying Amount [Member]	Dec. 31, 2010 Other Bonds Payable [Member] Carrying Amount [Member]	Dec. 31, 2011 Other Bonds Payable [Member] Estimated Fair Value [Member]	Dec. 31, 2010 Other Bonds Payable [Member] Estimated Fair Value [Member]	Dec. 31, 2011 Other Notes Payable [Member] Carrying Amount [Member]	Dec. 31, 2010 Other Notes Payable [Member] Carrying Amount [Member]	Dec. 31, 2011 Other Notes Payable [Member] Estimated Fair Value [Member]	Dec. 31, 2010 Other Notes Payable [Member] Estimated Fair Value [Member]	Dec. 31, 2011 March 2006 Interest Rate Swap [Member] Carrying Amount [Member]	Dec. 31, 2010 March 2006 Interest Rate Swap [Member] Carrying Amount [Member]	Dec. 31, 2011 March 2006 Interest Rate Swap [Member] Estimated Fair Value [Member]	Dec. 31, 2010 March 2006 Interest Rate Swap [Member] Estimated Fair Value [Member]	Dec. 31, 2011 June 2009 Interest Rate Swap [Member] Carrying Amount [Member]	Dec. 31, 2010 June 2009 Interest Rate Swap [Member] Carrying Amount [Member]	Dec. 31, 2011 June 2009 Interest Rate Swap [Member] Estimated Fair Value [Member]	Dec. 31, 2010 June 2009 Interest Rate Swap [Member] Estimated Fair Value [Member]
Carrying Amounts and Estimated Fair Values, Financial Instruments [Abstract]
Interest Rate Swaps, Liabilities, Fair Value																																																		$ 0	$ (12.1)	$ 0	$ (12.1)
Interest Rate Swaps, Assets, Fair Value																																																						0	1.2	0	1.2
Advances Under Revolving Credit Facility	110.0	78.0							110.0	78.0
Advances Under Revolving Credit Facility, Fair Value											110.0	78.0
Term Loan Facility													97.5	0
Term Loan Facility, Fair Value															97.5	0
Senior Notes																	0	165.6	495.5	0	495.5			336.7	275.0	336.7	275.0			285.8	285.5	285.8	285.5			312.0	250.0	312.0	250.0			1.5	1.8
Senior Notes, Fair Value																						0	543.2					330.0	280.5					290.0	311.8					301.1	258.1			1.5	1.8
Other Notes Payable																																														35.3	36.4
Other Notes Payable, Fair Value																																																35.3	36.4
Letters of Credit					0	0
Letters of Credit, Fair Value	44.6	45.6		48.7			44.6	45.6
Fair Value Measurements (Textual) [Abstract]
Impairments	$ 6.8	$ 0.6	$ 4.0